Document and Entity Information	Nov. 11, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001463172
Document Type	8-K
Document Period End Date	Nov. 11, 2019
Entity Registrant Name	ZENDESK, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36456
Entity Tax Identification Number	26-4411091
Entity Address, Address Line One	1019 Market Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	418-7506
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ZEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false